Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories
NOTE 5:-	INVENTORIES

	December 31,
	2012	2013

Raw materials	$14,268	$12,328
Work in progress	2,633	360
Finished products	48,653	51,551

	$65,554	$64,239

Finished products include products shipped to customers for which revenues were not recognized as of December 31, 2013. Such products amounted to $ 19,266 and $ 20,851 at December 31, 2012 and 2013, respectively.

During the year ended December 31, 2011, 2012 and 2013, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 3,483, $ 904 and $ 396, respectively that have been included in cost of revenues.

Inventory write-off provision as of December 31, 2012 and 2013 amounted of $ 2,887 and $ 3,252, respectively.